Shareholder Report, Line Graph (Details) - USD ($)									2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended			14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended		21 Months Ended	23 Months Ended	24 Months Ended		26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended		33 Months Ended	35 Months Ended	36 Months Ended		38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended		45 Months Ended	47 Months Ended	48 Months Ended		50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended		57 Months Ended	59 Months Ended	60 Months Ended		62 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended		69 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	96 Months Ended	98 Months Ended	100 Months Ended	102 Months Ended	108 Months Ended	110 Months Ended	112 Months Ended	120 Months Ended
	Jun. 01, 2021	Oct. 31, 2020	Oct. 16, 2020	Feb. 07, 2019	Oct. 31, 2017	Mar. 15, 2017	Dec. 30, 2016	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2019	Apr. 30, 2017	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2018	Oct. 31, 2019	Apr. 30, 2022	Apr. 30, 2026	Oct. 31, 2021	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2020	Apr. 30, 2018	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2019	Oct. 31, 2020	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2019	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2020	Oct. 31, 2021	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2020	Oct. 31, 2024	Apr. 30, 2024	Apr. 30, 2021	Oct. 31, 2022	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2021	Oct. 31, 2025	Apr. 30, 2025	Apr. 30, 2022	Oct. 31, 2023	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2023	Oct. 31, 2024	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2024	Oct. 31, 2025	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000089997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Investor Class
Accumulated Value								$ 9,999.99											$ 11,524.06										$ 13,551.07										$ 17,091.06										$ 18,890.83										$ 27,682.93							$ 23,275.74						$ 21,902.99					$ 27,264.59				$ 28,754.8			$ 28,644.67
C000089998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Institutional Class
Accumulated Value								100,000											115,497										136,169										172,176										190,781										280,273							236,320						222,918					278,199				294,084			293,673
C000150375 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Institutional Class
Accumulated Value								100,000											115,238										138,210										165,726										176,503										249,130							206,576						210,293					246,052				256,594			255,726
C000150374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Investor Class
Accumulated Value								10,000											11,500										13,747										16,450										17,483										24,614							20,355						20,679					24,128				25,096			24,940
C000176396 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Investor Class
Accumulated Value						$ 10,000			$ 10,596											$ 12,204										$ 13,180										$ 12,765										$ 16,639										$ 13,014							$ 13,466						$ 14,376					$ 14,529				$ 12,838
C000176395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Institutional Class
Accumulated Value							$ 100,000				$ 115,700											$ 133,567										$ 144,587										$ 140,373										$ 183,402										$ 143,799							$ 149,241						$ 159,745				$ 161,843				$ 143,330
C000194993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Institutional Class
Accumulated Value					$ 100,000									$ 102,100											$ 124,497										$ 112,426										$ 198,421										$ 140,664									$ 133,573						$ 139,100						$ 137,953				$ 212,612
C000194994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Investor Class
Accumulated Value				$ 10,000						$ 10,763					$ 10,321						$ 9,701					$ 12,862					$ 17,080					$ 19,495					$ 12,074					$ 11,099					$ 11,433					$ 10,657					$ 11,875				$ 12,651			$ 11,749			$ 16,062			$ 18,075
C000227429 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Y
Accumulated Value	$ 1,000,000											$ 1,170,478				$ 726,024							$ 668,480				$ 689,992						$ 644,279				$ 719,570						$ 767,434				$ 714,192						$ 977,712				$ 1,101,943
C000217916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Institutional Class
Accumulated Value		$ 97,700	$ 100,000										$ 107,800					$ 101,400						$ 76,700				$ 61,400						$ 78,672				$ 72,767						$ 79,902				$ 85,509						$ 86,974				$ 102,423					$ 122,085
C000243194 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Institutional Class
Accumulated Value								100,000											114,728										122,372										127,871										109,795										136,465							133,245						130,585					143,207				151,703			160,078
C000243192 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Investor Class
Accumulated Value								10,000											11,445										12,189										12,661										10,836										13,429							13,059						12,752					13,954				14,752			15,513
C000243193 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Y
Accumulated Value								1,000,000											1,149,120										1,226,008										1,278,083										1,096,945										1,364,785							1,331,659						1,304,854					1,432,845				1,520,842			1,604,814
Standard And Poor s 500 C000089997 Index [Member]
Account Value [Line Items]
Accumulated Value								10,000											11,791.85										13,356.15										15,158.49										15,289.32										22,319.64							22,367.19						22,963.12					28,166.94				31,574.05			41,378.7
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500® Index
Accumulated Value								100,000											117,918										133,562										151,585										152,893										223,196							223,672						229,631					281,669				315,741			413,787
MSCI All Country World Index ACWI Net Dividend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI All Country World® Index (“ACWI”) (Net Dividend)
Accumulated Value								100,000											115,135										131,443										138,096										131,250										191,292							180,881						184,611					216,848				242,522			317,699
MSCI All Country World C000150374 Index ACWI Net Dividend [Member]
Account Value [Line Items]
Accumulated Value								10,000											11,514										13,144										13,810										13,125										19,129							18,088						18,461					21,685				24,252			31,770
MSCI All Country World Index ACWI ex USA Net Dividend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)
Accumulated Value						$ 10,000	$ 100,000		$ 10,385		$ 110,169									$ 12,037		$ 127,695								$ 11,648		$ 123,569								$ 10,307		$ 109,344								$ 14,737		$ 156,336								$ 13,217		$ 140,217					$ 13,620		$ 144,492				$ 14,890		$ 157,966			$ 16,666	$ 176,804			$ 22,032	$ 233,731
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000® Index
Accumulated Value	1,000,000			10,000	100,000					10,894.9332		1,092,251		103,789	11,269.88106	963,935					10,781.44936		911,835		116,951	12,413.55772	978,423				16,271.23967		988,248		115,732	17,863.00736	1,196,621				15,764.49875		1,362,352		174,662	14,912.4402	1,333,055				16,001.42799		1,645,891		169,222	16,162.12295	1,746,465				19,569.91949			171,766	22,280.32526			21,801.18929		210,071	26,917.42297			28,562.22909		234,023				306,598
MSCI Emerging Markets Index Net Dividend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI Emerging Markets® Index (Net Dividend)
Accumulated Value		$ 98,185	$ 100,000										$ 120,716					$ 114,838						$ 98,590				$ 79,208						$ 92,168				$ 87,762						$ 101,274				$ 109,979						$ 110,414				$ 140,679					$ 161,958
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Universal Index
Accumulated Value								100,000											102,067.8										102,077.5										107,567.6										117,406.9										119,496.3							109,258.5						108,917.6					108,550.1				117,388.2			122,782.1
Bloomberg U S Universal C000243193 Index [Member]
Account Value [Line Items]
Accumulated Value								1,000,000											1,020,678										1,020,775										1,075,676										1,174,069										1,194,963							1,092,585						1,089,176					1,085,501				1,173,882			1,227,821
Bloomberg U S Universal C000243192 Index [Member]
Account Value [Line Items]
Accumulated Value								10,000											10,207										10,208										10,757										11,741										11,950							10,926						10,892					10,855				11,739			12,278
Russell 1000 Growth C000089997 Index [Member]
Account Value [Line Items]
Accumulated Value								10,000											11,949.53										14,214.73										16,692.63										18,501.41										28,013.34							26,515.27						27,134.63					35,763.57				40,959.86			53,506.57
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 1000® Growth Index
Accumulated Value								100,000											119,495										142,147										166,926										185,014										280,133							265,153						271,346					357,636				409,599			535,066
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 2000® Growth Index
Accumulated Value	$ 1,000,000			$ 10,000	$ 100,000					$ 10,791.17778		$ 1,031,016		$ 105,461	$ 10,604.43675	$ 755,034					$ 9,796.547579		$ 762,722		$ 112,749	$ 12,022.00186	$ 760,496				$ 16,571.23358		$ 704,541		$ 102,357	$ 16,644.87127	$ 854,689				$ 12,189.37904		$ 961,631		$ 173,141	$ 12,313.49092	$ 875,352				$ 12,277.54813		$ 1,142,493		$ 127,358	$ 11,374.20057	$ 1,248,631				$ 13,798.21834			$ 128,279	$ 15,524.7023			$ 14,131.80313		$ 144,167	$ 18,444.56553			$ 20,158.06793		$ 147,653				$ 210,617
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA U.S. High Yield Index
Accumulated Value								100,000											107,080										113,989										122,169										130,832										138,693							146,084						159,178					173,480				187,527			201,895
ICE BofA U S High Yield C000243192 Index [Member]
Account Value [Line Items]
Accumulated Value								10,000											10,708										11,399										12,217										13,083										13,869							14,608						15,918					17,348				18,753			20,190
ICE BofA U S High Yield C000243193 Index [Member]
Account Value [Line Items]
Accumulated Value								$ 1,000,000											$ 1,070,797										$ 1,139,890										$ 1,221,686										$ 1,308,319										$ 1,386,930							$ 1,460,839						$ 1,591,777					$ 1,734,802				$ 1,875,272			$ 2,018,953